SUPPLEMENTARY INFORMATION TO STATEMENTS OF COMPREHENSIVE INCOME - Disclosure of other expenses (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Supplementary Information To Statements Of Comprehensive Income Abstract
Impairment of Goodwill		$ 13,450	$ 0	$ 0
Impairment of intangible assets		2,765	0	0
Impairment of property, and equipment		164	0	0
Restructuring expenses	[1]	1,747	1,235	0
Other expenses		1,601	963	416
Total other expenses		$ 19,727	$ 2,198	$ 416

[1]	Including expenses related to employee benefits and other direct expenditures arising from the restructuring.